Property, Plant and Equipment - Summary of Property, Plant and Equipment (Parenthetical) (Detail) ¥ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)
Disclosure of detailed information about property, plant and equipment [abstract]
Depreciation capitalized as development costs	¥ 10.0	$ 1.4	¥ 19.2
Depreciation capitalized as contract assets	¥ 2.4	$ 0.4	¥ 1.4